PENSION PLANS	12 Months Ended
May 31, 2011
PensionBenefitsDisclosureAbstract
Pension Plans

NOTE L — PENSION PLANS

We sponsor several pension plans for our employees, including our principal plan (the “Retirement Plan”), which is a non-contributory defined benefit pension plan covering substantially all domestic non-union employees. Pension benefits are provided for certain domestic union employees through separate plans. Employees of our foreign subsidiaries receive pension coverage, to the extent deemed appropriate, through plans that are governed by local statutory requirements.

The Retirement Plan provides benefits that are based upon years of service and average compensation with accrued benefits vesting after five years. Benefits for union employees are generally based upon years of service, or a combination of years of service and average compensation. Our pension funding policy is to contribute an amount on an annual basis that can be deducted for federal income tax purposes, using a different actuarial cost method and different assumptions from those used for financial reporting. For the fiscal year ending May 31, 2012, we expect to contribute approximately $5.2 million to the retirement plans in the U.S. and approximately $8.0 million to our foreign plans.

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans

(In thousands)	2011	2010	2009	2011	2010	2009

Service cost	$16,957	$14,020	$14,721	$3,535	$1,971	$3,033
Interest cost	13,738	13,499	11,907	7,622	7,352	7,655
Expected return on plan assets	(12,558)	(9,795)	(12,893)	(7,057)	(6,068)	(7,387)
Amortization of:
Prior service cost	358	351	342	12	9	4
Net actuarial (gains) losses recognized	7,919	6,554	2,652	2,472	963	1,243
Curtailment/settlement (gains) losses	83			(26)	(76)	(119)

Net Pension Cost	$26,497	$24,629	$16,729	$6,558	$4,151	$4,429

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2011 and
2010, were as follows:

	U.S. Plans		Non-U.S. Plans

(In thousands)	2011	2010	2011	2010

Benefit obligation at beginning of year	$258,755	$192,639	$137,821	$106,374
Service cost	16,957	14,020	3,535	1,971
Interest cost	13,738	13,499	7,622	7,352
Benefits paid	(15,915)	(13,070)	(5,844)	(5,851)
Participant contributions			1,007	941
Acquisitions			60
Plan amendments	68		(9)	66
Actuarial losses	15,110	55,711	1,835	34,072
Settlements/Curtailments	(181)	-	(2,409)
Premiums paid			(146)	(150)
Currency exchange rate changes			18,160	(6,954)
Adjustment for deconsolidation of SPHC	-	(4,044)

Benefit Obligation at End of Year	$288,532	$258,755	$161,632	$137,821

Fair value of plan assets at beginning of year	$147,370	$112,678	$112,435	$98,299
Actual return on plan assets	30,536	18,546	11,655	14,035
Employer contributions	50,405	32,080	9,770	10,196
Participant contributions			1,007	941
Benefits paid	(15,915)	(13,070)	(5,844)	(5,851)
Premiums paid			(146)	(150)
Settlements/Curtailments	(181)		(2,409)
Currency exchange rate changes			15,171	(5,035)
Adjustment for deconsolidation of SPHC		(2,864)

Fair Value of Plan Assets at End of Year	$212,215	$147,370	$141,639	$112,435

(Deficit) of plan assets versus benefit obligations at end of year	$(76,317)	$(111,385)	$(19,993)	$(25,386)
Net Amount Recognized	$(76,317)	$(111,385)	$(19,993)	$(25,386)

Accumulated Benefit Obligation	$248,952	$213,984	$143,413	$123,460

The fair value of the assets held by our pension plans has increased at May 31, 2011 since our previous measurement date at May 31, 2010, due primarily to the combination of gains in the stock markets and our additional plan contributions. At the same time, plan liabilities have increased significantly due to decreases in discount rates. As such, we have increased our recorded liability for the net underfunded status of our pension plans. Due to our contributions to the plans near the end of fiscal 2011, we expect pension expense in fiscal 2012 to be flat or slightly below our fiscal 2011 expense level. Any future declines in the value of our pension plan assets or increases in our plan liabilities could require us to further increase our recorded liability for the net underfunded status of our pension plans and could also require accelerated and higher cash contributions to our pension plans.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2011 and 2010 are as follows:

	U.S. Plans		Non-U.S. Plans

(In thousands)	2011	2010	2011	2010

Current liabilities	$(43)	$(98)	$(483)	$(326)

Noncurrent liabilities	(76,274)	(111,287)	(19,510)	(25,060)

Net Amount Recognized	$(76,317)	$(111,385)	$(19,993)	$(25,386)

The following table summarizes the relationship between our plans' benefit obligations and assets:

	U.S. Plans
	2011		2010

(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets

Plans with projected benefit
obligation in excess of plan assets	$288,532	$212,215	$258,755	$147,370

Plans with accumulated benefit
obligation in excess of plan assets	248,952	212,215	213,984	147,370

	Non-U.S. Plans
	2011		2010

(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets

Plans with projected benefit
obligation in excess of plan assets	$161,632	$141,639	$137,821	$112,435

Plans with accumulated benefit
obligation in excess of plan assets	78,269	68,632	63,562	51,957

Plans with assets in excess of
accumulated benefit obligations	65,144	73,007	59,898	60,478

The following table presents the pretax net actuarial loss, prior service (costs) and transition assets/(obligations) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2011	2010	2011	2010

Net actuarial loss	$(107,137)	$(118,007)	$(44,313)	$(45,083)

Prior service (costs)	(2,031)	(2,321)	(120)	(121)

Total recognized in accumulated other comprehensive
income not affecting retained earnings	$(109,168)	$(120,328)	$(44,433)	$(45,204)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans

(In thousands)	2011	2010	2011	2010
Changes in plan assets and benefit obligations
recognized in other comprehensive income:
Prior service cost	$68	$-	$(9)	$66
Net loss (gain) arising during the year*	(2,868)	46,961	(2,763)	26,105
Effect of exchange rates on amounts included in AOCI			4,459	(829)
Amounts recognized as a component of net periodic
benefit cost:
Amortization or curtailment recognition of prior service
credit (cost)	(358)	(351)	(12)	(9)
Amortization or settlement recognition of net gain (loss)	(8,002)	(6,554)	(2,446)	(886)
Adjustment for deconsolidation of SPHC		(1,744)

Total recognized in other comprehensive loss (income)	$(11,160)	$38,312	$(771)	$24,447

* Includes curtailment gains not recognized as a component of net periodic pension cost.

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2011 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2012:

(In thousands)	U.S. Plans	Non-U.S. Plans

Net actuarial loss	$(7,366)	$(2,238)

Prior service (costs)	$(352)	$(11)

In measuring the projected benefit obligation and net periodic pension cost for our plans, we utilize actuarial valuations. These valuations include specific information pertaining to individual plan participants, such as salary, age and years of service, along with certain assumptions. The most significant assumptions applied include discount rates, expected return on plan assets and rate of compensation increases. We evaluate these assumptions, at a minimum, on an annual basis, and make required changes, as applicable. In developing our expected long-term rate of return on pension plan assets, we consider the current and expected target asset allocations of the pension portfolio, as well as historical returns and future expectations for returns on various categories of plan assets. Expected return on assets is determined by using the weighted-average return on asset classes based on expected return for the target asset allocations of the principal asset categories held by each plan. In determining expected return, we consider both historical performance and an estimate of future long-term rates of return.

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans			Non-U.S. Plans

Year-End Benefit Obligations	2011	2010		2011	2010

Discount rate	5.25%	5.75%		5.14%	5.26%

Rate of compensation increase	3.15%	3.28%		3.83%	3.81%

	U.S. Plans			Non-U.S. Plans

Net Periodic Pension Cost	2011	2010	2009	2011	2010	2009

Discount rate	5.75%	6.90%	6.50%	5.26%	6.96%	5.88%

Expected return on plan assets	8.75%	8.75%	8.75%	5.75%	5.94%	6.28%

Rate of compensation increase	3.28%	3.28%	3.78%	3.81%	3.76%	3.97%

The following tables illustrate the weighted-average actual and target allocation of plan assets:
	U.S. Plans

	Target Allocation	Actual Asset Allocation
	as of May 31, 2011	2011	2010

Equity securities	55%	$107.8	$95.3
Fixed income securities	25%	50.7	21.6
Cash		35.0	23.2
Other	20%	18.7	7.3

Total assets	100%	$212.2	$147.4

	Non-U.S. Plans

	Target Allocation	Actual Asset Allocation
	as of May 31, 2011	2011	2010

Equity securities	42%	$66.8	$48.3
Fixed income securities	51%	44.5	60.9
Cash	1%	0.4	0.2
Property and other	6%	30.0	3.0

Total assets	100%	$141.7	$112.4

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2011 and 2010:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2011

U.S. Treasury and other government	$-	$2,691	$-	$2,691
State and municipal bonds		439		439
Foreign bonds		1,566		1,566
Mortgage-backed securities		6,531		6,531
Corporate bonds		12,653		12,653
Stocks - large cap	44,926			44,926
Stocks - mid cap	16,040			16,040
Stocks - small cap	4,754			4,754
Stocks - international	7,514			7,514
Mutual funds - equity		34,515		34,515
Mutual funds - fixed		26,873		26,873
Cash and cash equivalents	35,040			35,040
Limited partnerships			2,470	2,470
Common/collective trusts			16,203	16,203

Total	$108,274	$85,268	$18,673	$212,215

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2011

Pooled equities	$-	$65,698	$-	$65,698
Pooled fixed income		44,012		44,012
Foreign bonds		402		402
Insurance contracts			30,043	30,043
Mutual funds		1,110		1,110
Cash and cash equivalents	374			374

Total	$374	$111,222	$30,043	$141,639

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2010

U.S. Treasury and other government	$-	$3,086	$-	$3,086
State and municipal bonds		107		107
Foreign bonds		1,514		1,514
Mortgage-backed securities		4,723		4,723
Corporate bonds		12,208		12,208
Stocks	54,987			54,987
Mutual funds		40,272		40,272
Cash and cash equivalents	23,166			23,166
Limited partnerships			7,307	7,307

Total	$78,153	$61,910	$7,307	$147,370

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2010

Pooled equities	$-	$47,839	$-	$47,839
Pooled fixed income		37,535		37,535
Foreign bonds		308		308
Insurance contracts			26,030	26,030
Mutual funds		507		507
Cash and cash equivalents	216			216

Total	$216	$86,189	$26,030	$112,435

The following table includes the activity that occurred during the year ended May 31, 2011 for our Level 3 assets:

		Actual Return on Plan Assets For:		Purchases,	Transfers
	Balance at	Assets Still Held	Assets Sold	Sales and	In/Out of	Balance at
(In thousands)	Beginning of Period	at Reporting Date	During Year	Settlements, net (1)	Level 3	End of Period

Year ended May 31, 2011	$33,337	197	1,750	5,606	7,826	$48,716
Year ended May 31, 2010	35,430	1,497	-	(3,590)	-	33,337

(1) Includes the impact of exchange rate changes during the year.

The primary objective for the investments of the Retirement Plan is to provide for long-term growth of capital without undue exposure to risk. This objective is accomplished by utilizing a strategy of equities, fixed income securities and cash equivalents in a mix that is conducive to participation in a rising market, while allowing for adequate protection in a falling market. Our Investment Committee oversees the investment allocation process, which includes the selection and evaluation of investment managers, the determination of investment objectives and risk guidelines, and the monitoring of actual investment performance. In order to manage investment risk properly, Plan policy prohibits short selling, securities lending, financial futures, options and other specialized investments except for certain alternative investments specifically approved by the Investment Committee. The Investment Committee reviews, on a quarterly basis, reports of actual Plan investment performance provided by independent third parties, in addition to its review of the Plan investment policy on an annual basis. The investment objectives are similar for our plans outside of the U.S., subject to local regulations. In general, investments for all plans are managed by private investment managers, reporting to our Investment Committee on a regular basis.

The goals of the investment strategy for pension assets include: The total return of the funds shall, over an extended period of time, surpass an index composed of the Standard & Poor's 500 Stock Index (equity), the Barclays Aggregate Bond Index (fixed income), and 30-day Treasury Bills (cash); weighted appropriately to match the asset allocation of the plans. The equity portion of the funds shall surpass the Standard & Poor's 500 Stock Index over a full market cycle, while the fixed income portion shall surpass Barclays Aggregate Bond Index over a full market cycle. The purpose of the core fixed income fund is to increase return in the form of cash flow, provide a hedge against inflation and to reduce the volatility of the fund overall. Therefore, the primary objective of the core fixed income portion is to match the Barclays Aggregate Bond Index. The purpose of including opportunistic fixed income assets such as, but not limited to, global and high yield securities in the portfolio is to enhance the overall risk-return characteristics of the Fund.

In addition to the defined benefit pension plans discussed above, we also sponsor employee savings plans under Section 401(k) of the Internal Revenue Code, which cover most of our employees in the U.S. We record expense for defined contribution plans for any employer matching contributions made in conjunction with services rendered by employees. The majority of our plans provide for matching contributions made in conjunction with services rendered by employees. Matching contributions are invested in the same manner that the participants invest their own contributions. Matching contributions charged to income were $10.9 million, $10.4 million and $10.7 million for the years ending May 31, 2011, 2010 and 2009, respectively.

We expect to pay the following estimated pension benefit payments in the next five years (in millions): $21.2 in 2012; $22.5 in 2013; $23.8 in 2014; $26.1 in 2015; and $27.3 in 2016. In the five years thereafter (2017-2021) we expect to pay $165.6 million.